SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator for earnings per share:
Net income (loss) attributable to the Company's ordinary shareholders	$ (2,245,718)	$ 258,039	$ 453,106
Denominator for basic and diluted earnings per share:
Weighted average ordinary shares - basic	11,675,216	11,652,882	11,640,661
Per share amount
Per share - basic	$ (0.19)	$ 0.02	$ 0.04
Per share - diluted	$ (0.19)	$ 0.02	$ 0.04